Summary of Significant Accounting Policies	12 Months Ended
Dec. 31, 2010
Summary of Significant Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2.	SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
Basis of presentation

The consolidated financial statements of the Group are prepared in accordance with accounting principles generally accepted in the United States of America (“US GAAP”).
Basis of consolidation

The consolidated financial statements include the financial statements of VanceInfo, its subsidiaries and its VIE. All inter-company transactions and balances have been eliminated upon consolidation.
Use of estimates

The preparation of financial statements in conformity with US GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and revenue and expenses in the financial statements and accompanying notes. Significant accounting estimates reflected in the Group’s financial statements include allowance for doubtful accounts, useful lives and impairment of property and equipment, impairment of goodwill and indefinite-lived intangible assets, economic lives of intangible assets, purchase price allocation in business combinations, contingent consideration for business acquired, fair value of hedging, valuation allowance for deferred tax assets, and stock-based compensation expense. Actual results could differ from those estimates.

Significant risks and uncertainties
The Group participates in a dynamic industry and believes that changes in any of the following areas could have a material adverse effect on the Group’s future financial position, results of operations, or cash flows: advances and trends in new technologies and industry standards; competition from other competitors; regulatory or other PRC related factors; risks associated with the Group’s ability to attract and retain employees necessary to support its growth; risks associated with the Group’s growth strategies; and general risks associated with the IT services industry.

Cash and cash equivalents
Cash and cash equivalents consist of cash on hand and highly liquid investments, which are unrestricted as to withdrawal or use, and which have maturities of three months or less when purchased.

Restricted cash
Restricted cash represents a term deposit pledged for a short-term loan. Cash held in such accounts is restricted for a period of twelve months.

Fair value

Fair value is the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Group considers the principal or most advantageous market in which it would transact and it considers assumptions that market participants would use when pricing the asset or liability.
Authoritative literature provides a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement as follows:

Level 1
Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2
Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3
Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.
The Group’s financial instruments include cash and cash equivalents, held-to-maturity securities, accounts receivable, short-term bank loan and accounts payable, the carrying values of which approximate their fair value due to their short-term maturities.
The Group’s financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2009 and 2010 include the foreign currency exchange forward contracts based on Level 2 inputs, available-for-sale investment and contingent consideration payable in connection with a business acquisition based on Level 3 inputs.
The Group’s financial assets and liabilities measured at fair value on a non-recurring basis include acquired assets and liabilities based on Level 3 inputs in connection with business acquisitions.
It is not practicable to estimate the fair value of the Group’s long-term investment because of lack of quoted market prices and the inability to estimate fair value without incurring excessive costs.

Held-to-maturity securities

The Group’s held-to-maturity securities are classified as held-to-maturity securities-current and held-to-maturity securities-non current on the consolidated balance sheets based on their contractual maturity dates and are stated at their amortized costs.

Available-for-sale investment
Available-for-sale investment are carried at their fair values and the unrealized gains or losses from the changes in fair values are included in accumulated other comprehensive income. Available-for-sale investment is classified as current assets on the consolidated balance sheets because they are available for immediate sale.
In April 2009, the Financial Accounting Standards Board (FASB) issued guidance amending existing US GAAP relating to other than temporary impairment (“OTTI”) for debt securities to improve presentation and disclosure of OTTI on debt securities in the financial statements. The new guidance requires that an entity separates the amount of the OTTI into the amount that is credit related (credit loss component) and the amount due to all other factors. The credit loss component is recognized in earnings, which represents the difference between a security’s amortized cost basis and the discounted present value of expected future cash flows. The amount due to other factors is recognized in other comprehensive income if the entity neither intends to sell and will not more likely than not be required to sell the security before recovery. The difference between the amortized cost basis and the cash flows expected to be collected is accreted as interest income. The Group early adopted the new guidance on January 1, 2009. The adoption of the new guidance did not result in a cumulative-effective adjustment as of January 1, 2009.

Derivatives and hedge accounting
The Group’s risk management strategy includes the use of derivative and non-derivative financial instruments as hedges of foreign currency exchange risk, whenever management determines their use to be reasonable and practical. This strategy does not permit the use of derivative financial instruments for trading purposes, nor does it allow for speculation.
The Group uses foreign currency forward exchange contracts to hedge the exposure to foreign currency risk, primarily Japanese Yen (“JPY”). The purpose of the Group’s foreign currency derivative activities is to protect the Group from the risk that the functional currencies net cash flows of the Group’s operating entities resulting from forecasted JPY denominated revenue transactions will be negatively affected by the fluctuation in exchange rates. The Group uses foreign currency forward exchange contracts to offset changes in the amount of future cash flows associated with certain third-party sales expected to occur within the next twelve months. These contracts, which are designated and documented as cash flow hedges, qualify for hedge accounting treatment. The effectiveness of the cash flow hedge contracts is assessed quarterly using regression analysis as well as other timing and probability criteria. To receive special hedge accounting treatment, all hedging relationships are formally documented at the inception of the hedge and the hedges are expected to be highly effective in offsetting changes to future cash flows generated from hedged transactions.

The Group carries these contracts as either assets or liabilities at fair value. The Group excludes from its assessment of hedge effectiveness the portion of changes in fair value of the forward contracts attributable to the changes in difference between the spot exchange rate and the forward exchange rate (“spot-forward difference”), which is recognized in the exchange differences account in the statements of operations when incurred. The Group recognizes the effective portion of the gains and losses on these contracts, which represents the changes in fair values of these contracts excluding the changes in relation to spot-forward difference, in other comprehensive income and reclassifies such gains and losses subsequently in the exchange differences account in the statements of operations when the forecasted revenue is recognized.

Accounts receivable
Accounts receivable represents those receivables derived in the ordinary course of business. The Group conducts credit evaluations of customers and generally do not require collateral or other security from their customers. The Group establishes an allowance for doubtful accounts based upon estimates, historical experience and other factors surrounding the credit risk of specific customers.

Property and equipment, net
Property and equipment, net, are stated at cost less accumulated depreciation and amortization. Depreciation and amortization are provided using the straight-line method over the following estimated useful lives:

Furniture and office equipment	5 years
Motor vehicles	5 years
Computers and software	5 years
Leasehold improvements	Shorter of the term of the lease or the estimated useful lives of the assets
Business combinations

Business combinations are recorded using the purchase method of accounting. On January 1, 2009, the Group adopted a new accounting pronouncement with prospective application which made certain changes to the previous authoritative literature on business combinations. From January 1, 2009, the assets acquired, the liabilities assumed, and any noncontrolling interest of the acquiree at the acquisition date, if any, are measured at their fair values as of that date. Goodwill is recognized and measured as the excess of the total consideration transferred plus the fair value of any noncontrolling interest of the acquiree, if any, at the acquisition date over the fair values of the identifiable net assets acquired. Previously, any non-controlling interest was reflected at historical cost. Common forms of the consideration made in acquisitions include cash and common equity instruments. Consideration transferred in a business acquisition is measured at the fair value as at the date of acquisition. For shares issued in a business combination, the Group has estimated the fair value as of the date of acquisition.

Where the consideration in an acquisition includes contingent consideration, the payment of which depends on the achievement of certain specified conditions post-acquisition, from January 1, 2009 the contingent consideration is recognized and measured at its fair value at the acquisition date and if recorded as a liability, it is subsequently carried at fair value with changes in fair value reflected in earnings. For periods prior to January 1, 2009 contingent consideration was not recorded until the contingency was resolved.

Acquired intangible assets, net
Acquired intangible assets with finite lives are carried at cost less accumulated amortization. Amortization of customer base and relationship is computed using the estimated attrition pattern of the acquired customers or straight-line method based on specific estimated benefit pattern. Amortization of other finite-lived intangible assets is computed using the straight-line method. The estimated economic lives of acquired intangible assets with finite lives are as follows:

Contract backlog	0.17-1 year
Customer base and relationship	3-10 years
Non-compete agreement	2-5 years
Software technology	2 years
Acquired intangible assets with indefinite lives including tradename of $2,393 are carried at cost without amortization regularly recognized.

Long-term investment
Investee companies over which the Group has the ability to exercise significant influence, but does not have a controlling interest are accounted for using the equity method. Significant influence is generally considered to exist when the Group has an ownership interest in the voting stock of the investee between 20% and 50%, and other factors, such as representation in the investee’s Board of Directors, voting rights and the impact of commercial arrangements, are considered in determining whether the equity method of accounting is appropriate.
An impairment charge is recorded when the carrying amount of the investment exceeds its fair value and this condition is determined to be other-than-temporary.

Impairment of long-lived assets
The Group reviews its long-lived assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may no longer be recoverable. When these events occur, the Group measures impairment by comparing the carrying value of the long-lived assets to the estimated undiscounted future cash flows expected to result from the use of the assets and their eventual disposition. If the sum of the expected undiscounted cash flow is less than the carrying amount of the assets, the Group would recognize an impairment loss based on the excess of the carrying amount over the fair value of the long-lived assets.

Impairment of goodwill and indefinite-lived intangible assets
The Group annually, or more frequently if the Group believes indicators of impairment exist, reviews the carrying value of intangible assets not subject to amortization, including goodwill, to determine whether impairment may exist.
Specifically, goodwill impairment is determined using a two-step process. The first step compares the fair value of each reporting unit to its carrying amount, including goodwill. If the fair value of each reporting unit exceeds its carrying amount, goodwill is not considered to be impaired and the second step will not be required. If the carrying amount of a reporting unit exceeds its fair value, the second step compares the implied fair value of the affected reporting unit’s goodwill to the carrying value of that goodwill. The implied fair value of goodwill is determined in a manner similar to accounting for a business combination with the allocation of the assessed fair value determined in the first step to the assets and liabilities of the reporting unit. The excess of the fair value of the reporting unit over the amounts assigned to the assets and liabilities is the implied fair value of goodwill. An impairment loss is recognized for any excess in the carrying value of goodwill over the implied fair value of goodwill. Estimating fair value is performed by utilizing various valuation techniques, with the primary technique being a discounted cash flow.
The impairment test for intangible assets not subject to amortization consists of a comparison of the fair value of the intangible assets with their carrying value. If the carrying value of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair value of intangible assets not subject to amortization are determined using various discounted cash flow valuation methodologies. Significant assumptions are inherent in this process, including estimates of discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets.
The Group determines the entities which have similar economic characteristics as a reporting unit and performs its annual goodwill and indefinite-lived intangible assets impairment test on the last day of each fiscal year. The Group did not incur any impairment loss on goodwill or other intangible assets not subject to amortization for the years ended December 31, 2008, 2009 or 2010.

Revenue recognition

Research and development outsourcing services and IT services
The majority of the contracts are for the provision of services performed on a time-and-material basis. For time-and-material contracts, the Group may render initial development and maintenance services, typically for a period of less than one year and are subject to the terms of the master agreement which fixes the billing rates for man-hours based on level of experience of the engineers regardless of the type of engaged services. The Group bills customers for related service performance based on pre-agreed charge rates. Customers may terminate contracts before completion and revenue is considered to be realizable and earned when all of the following criteria are met: persuasive evidence of a sales arrangement exists; delivery has occurred or services have been rendered; the price is fixed or determinable; and collectability is reasonably assured. Thus, the revenues from this type of contracts are recognized as the billable services are rendered. Software developed by the Group on behalf of its customers is transferred in its entirety to the customers. Revenues recognized for time-and-material contracts amounted to $93,525, $107,866 and $134,019 for the years ended December 31, 2008, 2009 and 2010, respectively.
The remaining revenues are earned from fixed-price service contracts. Revenue from fixed-price contracts require the Group to perform services throughout the contractual period, which is generally less than one year. Revenues from fixed-price contracts are generally recognized as per the proportional performance method using an output measure determined by achievement of milestones which include planning documentation and testing reports. The Group estimates the man-hours involved in achieving each of these milestones and when the milestone is achieved the Group recognizes a proportion of the total revenue under the contract based on the hours incurred in achieving that milestone against its latest estimate of the total man-hours to be incurred in performing the contract. Revenues recognized for fixed-price contracts amounted to $12,031 $40,426 and $78,015 for the years ended December 31, 2008, 2009 and 2010, respectively.
Reimbursable out-of-pocket expenses and material costs are recognized as revenues when billed.
The discount terms in the Group’s arrangements with customers generally entitle the customer to discounts if the customer completes a specified cumulative level of revenue transactions. The discounts are passed to the customer either as cash payments or as a reduction of payments due from the customer. The Group has recorded its revenue rebate as reduction in revenues appropriately at the time of sales.

Other solutions
The Group derives revenues from providing system integration solutions, which normally include the procurement of hardware on behalf of customers and customized software licenses, implementation of the software and hardware, and post contract customer supports (“PCS”) including telephone supports and on-site supports.
The Group has established the vender-specific objective evidence (“VSOE”) of fair value of the PCS based on standalone sales on regular basis and therefore treats the arrangements as two units of accounting, which are (1) hardware and software implementation and (2) PCS. Revenues of the hardware and software implementation are primarily recognized using percentage-of-completion method measured based on the relationship of costs already incurred to the total estimated costs to be incurred. The Group considers labor costs and other direct contract costs in calculating the percentage of completion. Revenues of the PCS are recognized ratably over the PCS period.
In addition, the Group, through certain subsidiary, performed a few other projects which involved IT services, software resale, and maintenance service which is considered PCS. Since the Group has not established the VSOE of the fair value of any element of these projects, the contract amounts were recognized as revenues ratably over the period of PCS, which was the last undelivered element in the arrangements.
Revenue recognized in excess of billings is recorded as unbilled receivables and is included in accounts receivable. Amounts billed but not yet collected are recorded as billed receivables and are included in accounts receivable. All billed and unbilled amounts are expected to be collected within one year. Cash received from billings in excess of revenues recognized is recorded as deferred revenue.

Business tax
The Group’s PRC subsidiaries are subject to business tax at rate of 5% of total revenues for certain types of contracts. Certain services contracts are exempted from business tax in accordance with the PRC tax laws. Business tax is recorded as a reduction in revenues when incurred.

Government subsidies
The Group receives non-repayable subsidies from PRC local government agencies after meeting certain conditions, such as locating their office in certain districts or obtaining certain technological certification. The subsidies are recorded in other operating income on the consolidated statements of operations in the period in which the right to receive such subsidies is established.

Operating leases
Leases where substantially all the rewards and risks of ownership of assets remain with the leasing companies are accounted for as operating leases. Payments made under operating leases are charged to the consolidated statements of operations on a straight-line basis over the lease periods.

Advertising costs
The Group expenses advertising costs as incurred. Total advertising expenses were $8, $62 and $31 for the years ended December 31, 2008, 2009 and 2010, respectively, and have been included as part of selling, general and administrative expenses.

Income taxes
Deferred income taxes are recognized for temporary differences between the tax bases of assets and liabilities and their reported amounts in the financial statements, net operating loss carry forwards and credits by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided for in accordance with the laws of the relevant tax authorities. The components of the deferred tax assets and liabilities are individually classified as current and non-current based on their characteristics.
The impact of an uncertain income tax position on the income tax return must be recognized at the largest amount that is more-likely-than-not to be sustained upon audit by the relevant taxing authority. An uncertain income tax position will not be recognized if it has less than a 50% likelihood of being sustained. The Group classifies interest and penalties, if any, as a component of its income tax provision.

Foreign currency translation
The functional and reporting currency of VanceInfo and VanceInfo BVI are the United States dollar (“U.S. dollar”). The financial records of the Company’s other subsidiaries and VIE are maintained in their local currencies, which are the functional currencies of these entities.
Monetary assets and liabilities denominated in currencies other than the functional currency are translated into the functional currency at the rates of exchange ruling at the balance sheet date. Transactions in currencies other than the functional currency during the year are converted into functional currency at the applicable rates of exchange prevailing when the transactions occurred. Transaction gains and losses are recognized in the statements of operations.
The Group’s entities with functional currency other than U.S. dollar translate their operating results and financial position into the U.S. dollar, the Company’s reporting currency. Assets and liabilities are translated using the exchange rates in effect on the balance sheet date. Equity amounts are translated at historical exchange rates, and revenues, expenses, gains and losses are translated using the average rate for the year. Translation adjustments are reported as cumulative translation adjustments and are shown as a separate component of other comprehensive income.

Comprehensive income
Comprehensive income includes net income, unrealized gains on foreign currency forward exchange contracts for effective portion and foreign currency translation adjustments. Comprehensive income is reported in the consolidated statements of operations and comprehensive income.

Concentration of credit risk
Financial instruments that potentially expose the Group to concentration of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Group places their cash and cash equivalents with authorized financial institutions.
Details of customers accounting for 10% or more of total revenues are as follows:

	For the years ended December 31,
	2008	2009	2010
	%	%	%

Customer
A	11	5	1
B	18	13	12
C	10	23	26
D	9	11	9

Details of customers accounting for 10% or more of accounts receivable are as follows:

	As of December 31,
	2009	2010
	%	%

Customer
A	3	1
B	6	5
C	39	46
Share-based payments
Share-based payment transactions with employees are measured based on the grant date fair value of the equity instrument issued and recognized as compensation expense net of a forfeiture rate over the requisite service period based on a graded vesting attribution method, with a corresponding impact reflected in additional paid-in capital. The estimate of forfeitures will be adjusted over the requisite service period to the extent that actual forfeitures differ, or are expected to differ, from such estimates. Changes in estimated forfeitures are recognized through a cumulative catch-up adjustment in the period of change.

Net income per share
Basic net income per share is computed by dividing net income attributable to ordinary shareholders of the Company by the weighted average number of ordinary shares outstanding during the year.
The Group had stock options, nonvested shares, and ordinary shares to be issued contingent upon the satisfaction of certain conditions in connection with business acquisitions, which could potentially dilute basic earnings per share in the future. To calculate the number of shares for diluted income per share, the effect of stock options and nonvested shares is computed using the treasury stock method. Ordinary shares to be issued contingent upon the attainment of specified earnings levels in future periods by the acquired businesses are recorded when the contingency is resolved and additional share consideration is issuable.

Recently issued accounting standards
In January 2010, the FASB issued authoritative guidance to improve disclosures about fair value measurements. This guidance amends previous guidance on fair value measurements to add new requirements for disclosures about transfers into and out of Levels 1 and 2 and separate disclosures about purchases, sales, issuances, and settlements relating to Level 3 measurement on a gross basis rather than on a net basis as currently required. This guidance also clarifies existing fair value disclosures about the level of disaggregation and about inputs and valuation techniques used to measure fair value. This guidance is effective for annual and interim periods beginning after December 15, 2009, except for the requirement to provide the Level 3 activities of purchases, sales, issuances, and settlements on a gross basis, which will be effective for annual and interim periods beginning after December 15, 2010. Early application is permitted and, in the period of initial adoption, entities are not required to provide the amended disclosures for any previous periods presented for comparative purposes. The Group does not expect the adoption of this pronouncement to have a significant impact on its financial condition or results of operations.
In April 2010, the FASB issued an authoritative pronouncement on milestone method of revenue recognition. The scope of this pronouncement is limited to arrangements that include milestones relating to research or development deliverables. The pronouncement specifies guidance that must be met for a vendor to recognize consideration that is contingent upon achievement of a substantive milestone in its entirety in the period in which the milestone is achieved. The guidance applies to milestones in arrangements within the scope of this consensus regardless of whether the arrangement is determined to have single or multiple deliverables or units of accounting. The pronouncement will be effective for fiscal years, and interim periods within those years, beginning on or after June 15, 2010. Early application is permitted. Companies can apply this guidance prospectively to milestones achieved after adoption. However, retrospective application to all prior periods is also permitted. The Group does not expect the adoption of this guidance would have a significant effect on its consolidated financial position or results of operations.

In December 2010, the FASB issued an authoritative pronouncement on when to perform Step 2 of the goodwill impairment test for reporting units with zero or negative carrying amounts. The amendments in this update modify Step 1 so that for those reporting units, an entity is required to perform Step 2 of the goodwill impairment test if it is more likely than not that a goodwill impairment exists. In determining whether it is more likely than not that a goodwill impairment exists, an entity should consider whether there are any adverse qualitative factors indicating that an impairment may exist. The qualitative factors are consistent with existing guidance, which requires that goodwill of a reporting unit be tested for impairment between annual tests if an event occurs or circumstances change that would more likely than not reduce the fair value of a reporting unit below its carrying amount. For public entities, the guidance is effective for impairment tests performed during entities’ fiscal years (and interim periods within those years) that begin after December 15, 2010. Early adoption will not be permitted. For nonpublic entities, the guidance is effective for impairment tests performed during entities’ fiscal years (and interim periods within those years) that begin after December 15, 2011. Early application for nonpublic entities is permitted; nonpublic entities that elect early application will use the same effective date as that for public entities. The Group does not expect the adoption of this guidance would have a significant effect on its consolidated financial position or results of operations.
In December 2010, the FASB issued an authoritative pronouncement on disclosure of supplementary pro forma information for business combinations. The objective of this guidance is to address diversity in practice regarding the interpretation of the pro forma revenue and earnings disclosure requirements for business combinations. The amendments in this update specify that if a public entity presents comparative financial statements, the entity should disclose revenue and earnings of the combined entity as though the business combination(s) that occurred during the current year had occurred as of the beginning of the comparable prior annual reporting period only. The amendments also expand the supplemental pro forma disclosures to include a description of the nature and amount of material, nonrecurring pro forma adjustments directly attributable to the business combination included in the reported pro forma revenue and earnings. The amendments affect any public entity as defined by Topic 805 that enters into business combinations that are material on an individual or aggregate basis. The amendments will be effective for business combinations consummated in periods beginning after December 15, 2010, and should be applied prospectively as of the date of adoption. Early adoption is permitted. The Group does not expect the adoption of this guidance would have a significant effect on its consolidated financial position or results of operations.